LVIP Macquarie U.S. Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.15%
Automobiles–2.82%
†Tesla, Inc.	44,158	$11,443,987
		11,443,987
Banks–0.61%
Popular, Inc.	26,618	2,458,705
		2,458,705
Biotechnology–1.13%
†Exelixis, Inc.	81,105	2,994,397
†Incyte Corp.	26,073	1,578,720
		4,573,117
Broadline Retail–4.45%
†Amazon.com, Inc.	95,107	18,095,058
		18,095,058
Building Products–0.59%
Trane Technologies PLC	7,175	2,417,401
		2,417,401
Capital Markets–0.81%
Morgan Stanley	28,321	3,304,211
		3,304,211
Communications Equipment–1.22%
†Arista Networks, Inc.	63,768	4,940,745
		4,940,745
Construction & Engineering–1.57%
Comfort Systems USA, Inc.	10,582	3,410,896
EMCOR Group, Inc.	8,025	2,966,281
		6,377,177
Consumer Staples Distribution & Retail–3.78%
Costco Wholesale Corp.	16,233	15,352,847
		15,352,847
Diversified Consumer Services–0.28%
†Grand Canyon Education, Inc.	6,666	1,153,351
		1,153,351
Electrical Equipment–0.25%
Vertiv Holdings Co. Class A	14,148	1,021,486
		1,021,486
Electronic Equipment, Instruments & Components–0.41%
Amphenol Corp. Class A	25,091	1,645,719
		1,645,719
Entertainment–2.57%
†Netflix, Inc.	8,253	7,696,170
†Spotify Technology SA	4,981	2,739,699
		10,435,869
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–3.11%
Mastercard, Inc. Class A	6,041	$3,311,193
†Toast, Inc. Class A	59,685	1,979,751
Visa, Inc. Class A	20,985	7,354,403
		12,645,347
Ground Transportation–1.13%
†Uber Technologies, Inc.	62,994	4,589,743
		4,589,743
Health Care Equipment & Supplies–0.44%
†Intuitive Surgical, Inc.	3,580	1,773,066
		1,773,066
Health Care Providers & Services–2.56%
Cardinal Health, Inc.	7,750	1,067,718
McKesson Corp.	13,856	9,324,949
		10,392,667
Health Care Technology–0.63%
†Doximity, Inc. Class A	18,638	1,081,563
†Veeva Systems, Inc. Class A	6,401	1,482,664
		2,564,227
Hotels, Restaurants & Leisure–5.20%
Booking Holdings, Inc.	2,499	11,512,668
†DoorDash, Inc. Class A	52,657	9,624,120
		21,136,788
Independent Power and Renewable Electricity Producers–0.10%
Vistra Corp.	3,391	398,239
		398,239
Interactive Media & Services–12.79%
Alphabet, Inc. Class A	203,901	31,677,556
Meta Platforms, Inc. Class A	33,360	19,227,370
†Pinterest, Inc. Class A	34,780	1,078,180
		51,983,106
IT Services–0.58%
†Snowflake, Inc. Class A	5,088	743,662
†Twilio, Inc. Class A	16,568	1,622,173
		2,365,835
Pharmaceuticals–3.90%
Eli Lilly & Co.	14,857	12,270,545
Merck & Co., Inc.	40,069	3,596,593
		15,867,138
Semiconductors & Semiconductor Equipment–14.89%
Applied Materials, Inc.	18,699	2,713,599
Broadcom, Inc.	69,892	11,702,018
KLA Corp.	3,159	2,147,488
Lam Research Corp.	46,490	3,379,823
Monolithic Power Systems, Inc.	4,396	2,549,592
LVIP Macquarie U.S. Growth Fund–1

LVIP Macquarie U.S. Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	254,275	$27,558,324
QUALCOMM, Inc.	68,038	10,451,317
		60,502,161
Software–17.62%
†Adobe, Inc.	8,099	3,106,209
†Appfolio, Inc. Class A	7,811	1,717,639
†AppLovin Corp. Class A	6,178	1,636,985
†Docusign, Inc.	13,183	1,073,096
†Fair Isaac Corp.	679	1,252,185
†Fortinet, Inc.	49,629	4,777,287
†HubSpot, Inc.	1,034	590,714
†Manhattan Associates, Inc.	26,399	4,568,083
Microsoft Corp.	85,510	32,099,599
†Palantir Technologies, Inc. Class A	49,196	4,152,142
Salesforce, Inc.	25,869	6,942,205
†ServiceNow, Inc.	10,890	8,669,965
†Workday, Inc. Class A	4,305	1,005,347
		71,591,456
Specialty Retail–3.16%
Ross Stores, Inc.	23,789	3,039,996
TJX Cos., Inc.	80,475	9,801,855
		12,841,851
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–9.84%
Apple, Inc.	167,864	$37,287,630
NetApp, Inc.	30,583	2,686,411
		39,974,041
Textiles, Apparel & Luxury Goods–0.71%
†Deckers Outdoor Corp.	25,841	2,889,282
		2,889,282
Total Common Stock (Cost $235,200,408)		394,734,620

MONEY MARKET FUND–2.78%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	11,299,404	11,299,404
Total Money Market Fund (Cost $11,299,404)		11,299,404

TOTAL INVESTMENTS–99.93% (Cost $246,499,812)	406,034,024
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	301,763
NET ASSETS APPLICABLE TO 38,121,327 SHARES OUTSTANDING–100.00%	$406,335,787

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
LVIP Macquarie U.S. Growth Fund–2